Property and equipment (Tables)	12 Months Ended
Jun. 30, 2021
Property and equipment
Summary of property and equipment

		Furniture,
		fixtures and
	Motor	other	Leasehold	Construction
	vehicles	equipment	improvement	in progress	Total
	RMB	RMB	RMB	RMB	RMB
Cost
Balance at June 30, 2019 (restated)	21,593	312,905	782,840	8,404	1,125,742
Additions (restated)	1,134	23,163	13,923	121,076	159,296
Transferred from construction in progress (restated)	—	559	110,404	(110,963)	—
Transferred to intangible assets (Note 14)	—	—	—	(223)	(223)
Disposals (restated)	(68)	(3,939)	(2,011)	—	(6,018)
Balance at June 30, 2020 (restated)	22,659	332,688	905,156	18,294	1,278,797
Additions	2,119	22,402	22,514	66,809	113,844
Transferred from construction in progress	—	1,771	78,212	(79,983)	—
Disposals	(58)	(2,400)	—	—	(2,458)
Balance at June 30, 2021	24,720	354,461	1,005,882	5,120	1,390,183

Accumulated depreciation and impairment
Balance at June 30, 2019 (restated)	(17,686)	(168,977)	(300,186)	—	(486,849)
Depreciation for the year (restated)	(1,354)	(60,980)	(74,359)	—	(136,693)
Disposals (restated)	40	3,617	939	—	4,596
Balance at June 30, 2020 (restated)	(19,000)	(226,340)	(373,606)	—	(618,946)
Depreciation for the year	(1,296)	(48,274)	(83,850)	—	(133,420)
Disposals	53	1,890	—	—	1,943
Impairment loss recognized in profit or loss (note 9)	—	(15,322)	(158,704)	—	(174,026)
Balance at June 30, 2021	(20,243)	(288,046)	(616,160)	—	(924,449)

Net book value
At June 30, 2020 (restated)	3,659	106,348	531,550	18,294	659,851
At June 30, 2021	4,477	66,415	389,722	5,120	465,734